Cover Page	Jul. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2021
Entity Registrant Name	McAfee Corp.
Entity Central Index Key	0001783317
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Trading Symbol	MCFE
Security Exchange Name	NASDAQ
Current Fiscal Year End Date	--12-25
Entity Address, Address Line One	San Jose
Entity Address, City or Town	6220 America Center Drive
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95002
City Area Code	866
Local Phone Number	622-3911
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Entity File Number	001-39651
Entity Tax Identification Number	84-2467341